PGIM ROCK ETF TRUST

655 BROAD STREET

NEWARK, NEW JERSEY 07102

December 20, 2023

VIA EDGAR SUBMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: PGIM Rock ETF Trust (the "Trust")

Pre-Effective Amendment No. 2 to the Registration Statement on Form N-l A under the Securities Act of 1933 (No. 333-274664) and the Investment Company Act of 1940 (No. 811-23901)

Dear Mr. Worthington:

On behalf of the funds listed in Schedule A hereto (each, a "Fund"; collectively, the "Funds"), each a new series of PGIM Rock ETF Trust (the "Trust" or the "Registrant"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission"), under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940 (the "1940 Act") is Pre-Effective Amendment No. 2 to the Fund's initial registration statement on Form N-1A filed with the Commission on September 22, 2023 (the "Registration Statement") under the 1933 Act and the 1940 Act (the "Amendment"). The

Amendment incorporates updated disclosure in response to the staff's comments, including the responses provided in a separate CORRESP filing that was also filed today.

PGIM Investments currently expects the Fund to begin investing on or about December 29, 2023 and will seek effectiveness of the registration statement accordingly. Any questions or comments with respect to the Amendment may be communicated to Debra Rubano at 862-302-9412.

Sincerely yours,

/s/ Debra Rubano Debra Rubano

Vice President and Corporate Counsel